Investment Securities (Detail 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Amortized costs of securities available for sale, by contractual maturity
Due in one year or less	$ 972	$ 500
Due from one year to five years	933	1,930
Due from five years to ten years	944	963
Total investment securities available for sale, single maturity date	5,276	3,393
Total investment securities available for sale, amortized cost basis	53,122	44,867
Estimated fair values of securities available for sale, by contractual maturity
Due in one year or less	995	500
Due from one year to five years	924	1,932
Due from five years to ten years	930	936
Total investment securities available for sale	5,256	3,368
Total investment securities available for sale, fair value	53,391	45,127
Mortgage-backed securities
Amortized costs of securities available for sale, by contractual maturity
Amortized Cost	35,640	28,588
Estimated fair values of securities available for sale, by contractual maturity
Fair Value	35,804	28,771
Collateralized mortgage obligations
Amortized costs of securities available for sale, by contractual maturity
Amortized Cost	11,130	11,752
Estimated fair values of securities available for sale, by contractual maturity
Fair Value	11,234	11,839
Asset-backed securities
Amortized costs of securities available for sale, by contractual maturity
Amortized Cost	1,076	1,134
Estimated fair values of securities available for sale, by contractual maturity
Fair Value	$ 1,097	$ 1,149